SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Stardust Power Inc And Subsidiary [Member]	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	9 months	1 year 3 months
Expected volatility, minimum		60.00%
Expected volatility, maximum		70.00%
Risk-free interest rate at grant date, minimum		3.84%
Risk-free interest rate at grant date, maximum		3.86%
Dividend yeild		0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)		5 years 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)		5 years 11 months 4 days